REVENUES (Revenues by Location) (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	¥ 21,400,638,092	$ 3,082,333,011	¥ 15,454,374,366	¥ 9,740,876,507
CHINA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	8,249,043,110		5,608,963,991	4,119,710,430
INDIA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	775,458,207		280,481,768	272,142,427
BRAZIL [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	479,569,191		44,251,671	5,033,329
USA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	7,701,560,171		4,146,330,928	1,766,283,018
UNITED KINGDOM [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	342,655,734		839,243,321	1,266,982,317
CHILE [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	898,465,062		1,018,522,680	580,383,748
Turkey [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	366,929,805		377,663,473	50,119,561
Thailand [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	97,904,537		328,505,810	65,578,638
SOUTH AFRICA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	37,324,002		346,904,294	534,571,266
JAPAN [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	992,645,497		997,526,339	486,201,347
Rest Of The World [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	¥ 1,459,082,776		¥ 1,465,980,091	¥ 593,870,426